INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The components of income (loss) before income taxes are as follows (in thousands):

	December 31,
	2023	2022	2021
Domestic (Israel)	$(53,292)	$(225,429)	$(87,045)
Foreign	(127,876)	(50,945)	25,397
Total income (loss) before income taxes	$(181,168)	$(276,374)	$(61,648)

Schedule of Components of Income Tax Expense (Benefit)
The income tax expense (benefit) consists of (in thousands):

	December 31,
	2023	2022	2021
Current:
Domestic	$593	$(4,063)	$7,067
Foreign	16,601	14,233	4,162
Total current	17,194	10,170	11,229
Deferred:
Domestic	(461)	6,233	(3,359)
Foreign	(1,162)	(3)	5
Total deferred	(1,623)	6,230	(3,354)
Total income tax provision	$15,571	$16,400	$7,875

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company’s effective tax rate to the statutory tax rate of the Company is as follows (in thousands):

	December 31,
	2023	2022	2021
Income (loss) before income taxes	$(181,168)	$(276,374)	$(61,648)
Israel statutory income tax rate	23%	23%	23%
Theoretical income taxes at statutory rate	(41,669)	(63,566)	(14,179)
Preferred technological enterprise benefit	5,891	24,859	9,378
Deferred tax assets for which valuation allowance was provided	16,067	36,851	1,194
Permanent differences	7,643	17,792	16,037
Uncertain tax positions	13,500	7,580	26
Prior year taxes	(2,312)	(4,506)	(135)
Subsidiaries taxed at a different tax rate	16,443	(2,524)	(4,559)
Utilization of carry forward losses for which valuation allowance was provided	—	—	(126)
Reduction in valuation allowance	(1,162)	—	—
Other	1,170	(86)	239
Income tax	$15,571	$16,400	$7,875
Effective tax rate	NM*	NM*	NM*
*NM = Not meaningful.

Schedule of Deferred Tax Assets and Liabilities
As of December 31, 2023 and 2022, deferred tax assets presented in the balance sheet are comprised as follows (in thousands):

	December 31,
	2023	2022
Carry forward tax losses	$14,608	$11,080
Research and development cost	5,777	929
Compensations and benefits	27,507	24,032
Operating lease liability	7,111	7,705
Initial public offering costs	1,551	3,933
Provision of loans	13,425	2,276
Capital loss	948	—
Other	794	528
Deferred tax assets before valuation allowance	71,721	50,483
Valuation allowance	61,334	39,678
Deferred tax assets	10,387	10,805

Intangible assets	(687)	—
Right-of-use assets	(7,694)	(8,116)
Capitalized research and development costs	—	(1,537)
Equity method investments	(1,327)	(1,254)
Property and equipment	(666)	(466)
Other	(120)	—
Deferred tax liabilities	(10,494)	(11,373)
Deferred tax assets (liabilities), net	$(107)	$(568)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2023	2022
Uncertain tax positions, beginning of the year	$7,770	$190
Increase (decrease) in tax positions for prior years	865	—
Increases related to current year tax positions	13,082	7,593
Revaluation	418	(13)
Uncertain tax positions, end of year	$22,135	$7,770